Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivables net, credit losses (in Dollars) | $	$ 112		$ 55
Ordinary Shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	63,762,001		57,778,628
Ordinary shares, shares outstanding	63,762,001		57,778,628